Consolidated Statement of Change in Stockholders' Equity Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Common Stock Subscriptions [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2019		$ 93,462		$ 7,491,197	$ (11,765,143)		$ (4,180,484)
Beginning balance, shares at Dec. 31, 2019		93,462,483
Sale of Common Stock		$ 5,256	$ 4,000	469,684			478,940
Sale of common stock Shares		5,256,111	40,000
Common stock issued for services		$ 3,940		1,966,960			1,970,900
Common stock issued for services Shares		3,940,000
Common and preferred stock issued to officers for services	$ 5,400	$ 10,000		4,184,600			4,200,000
Common and preferred stock issued to officers for services, shares	5,400,000	10,000,000
Common and preferred stock issued to officers for accrued salary	$ 4,381	$ 2,044	$ 1,500,000	1,031,575			2,538,000
Common and preferred stock issued to officers for accrued salary Shares	4,380,976	2,044,190	10,000,000
Common stock issued to satisfy convertible debt		$ 8,334		562,666			571,000
Common stock issued to satisfy convertible debt Shares		8,334,361
Stock issued for interest and fees		$ 280		14,720			15,000
Stock issued for interest and fees Shares		279,741
Derivative settled upon conversion of debt							0
Derivative reduction due to conversion				455,576			455,576
Debt discount				(23,940)			(23,940)
Net loss					(7,592,784)		(7,592,784)
Sale of common stock Shares		(5,256,111)	(40,000)
Ending balance, value at Dec. 31, 2020	$ 9,781	$ 123,316	$ 1,504,000	16,153,038	(19,357,927)		(1,567,792)
Ending balance, shares at Dec. 31, 2020	9,780,976	123,316,886	10,040,000
Sale of Common Stock		$ 471	$ 20,000	139,550			160,021
Common stock issued for services		$ 500		164,500			165,000
Common stock issued for services Shares		500,000
Net loss					(434,052)		(434,052)
Other comprehensive loss						(2,501)	(2,501)
Ending balance, value at Mar. 31, 2021	$ 9,781	$ 135,057	$ 20,000	18,087,109	(19,791,979)	(2,501)	(1,542,533)
Ending balance, shares at Mar. 31, 2021	9,780,976	135,057,615	200,000
Beginning balance, value at Dec. 31, 2020	$ 9,781	$ 123,316	$ 1,504,000	16,153,038	(19,357,927)		(1,567,792)
Beginning balance, shares at Dec. 31, 2020	9,780,976	123,316,886	10,040,000
Sale of Common Stock		$ 5,066	$ 4,000	717,047			718,113
Sale of common stock Shares		5,065,344	40,000
Common stock issued for services		$ 500		164,500			165,000
Common stock issued for services Shares		500,000
Common stock issued to satisfy convertible debt		$ 4,671		265,329			270,000
Common stock issued to satisfy convertible debt Shares		4,671,167
Stock issued for interest and fees		$ 287		15,068			15,355
Stock issued for interest and fees Shares		287,246
Derivative settled upon conversion of debt				1,972,419			1,972,419
Subscription deposits received			$ 792,745				792,745
Subscription deposits received, shares			15,855,000
Net loss					(3,037,466)		(3,037,466)
Sale of common stock Shares		(5,065,344)	(40,000)
Common stock issued to officers for accrued salary		$ 10,000	$ (1,500,000)	1,490,000
Common stock issued to officers for accrued salary Shares		10,000,000
Other comprehensive loss						(42,444)	(42,444)
Ending balance, value at Dec. 31, 2021	$ 9,781	$ 143,840	$ 792,745	20,777,401	(22,395,393)	(42,444)	(714,070)
Ending balance, shares at Dec. 31, 2021	9,780,976	143,840,643	15,855,000
Sale of Common Stock		$ 17,453	$ (747,650)	1,030,197			300,000
Common stock issued for services		$ 520		88,080			88,600
Common stock issued for services Shares		520,000
Common stock issued to satisfy convertible debt		$ 541		49,459			50,000
Common stock issued to satisfy convertible debt Shares		540,716
Derivative settled upon conversion of debt				110,507			110,507
Subscription deposits received			$ 300,000				300,000
Subscription deposits received, shares			1,875,000
Net loss					(358,710)		(358,710)
Other comprehensive loss						13,970	13,970
Ending balance, value at Mar. 31, 2022	$ 9,781	$ 162,389	$ 722,445	$ 22,034,831	$ (22,754,103)	$ (28,474)	$ 146,869
Ending balance, shares at Mar. 31, 2022	9,780,796	162,389,201	10,324,000